10-K Intangible assets, net and Goodwill	3 Months Ended
Mar. 31, 2026
Intangible Asset, Goodwill and Other [Abstract]
Intangible assets, net and Goodwill	Intangible assets, net and Goodwill
Intangible assets, net
Identifiable intangible assets consisted of the following as of December 31, 2025 and 2024:

As of December 31, 2025	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Licenses and service agreements	$1,318,987	$(422,887)	$896,100
Trade names	162,903	(65,877)	97,026
Non-compete agreements	25,244	(14,591)	10,653
Intellectual property and know-how	9,577	(3,790)	5,787
Internal-use software	1,716	(220)	1,496
Customer relationships	71	(18)	53
Intangible assets, net(1)	$1,518,498	$(507,383)	$1,011,115

(1) Intangible assets held by the Company’s international subsidiaries are subject to foreign currency translation adjustments.

As of December 31, 2024	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Licenses and service agreements	$1,289,829	$(331,589)	$958,240
Trade names	166,843	(60,375)	106,468
Non-compete agreements	32,337	(19,490)	12,847
Intellectual property and know-how	9,365	(1,889)	7,476
Internal-use software	370	(4)	366
Intangible assets, net(1)	$1,498,744	$(413,347)	$1,085,397

(1) Intangible assets held by the Company’s international subsidiaries are subject to foreign currency translation adjustments.
During the year ended December 31, 2025, the gross carrying amount of intangible assets increased by $19.8 million, primarily driven by foreign currency translation.
Amortization expense for the Company’s intangible assets was $100.4 million, $109.2 million and $105.7 million for the years ended December 31, 2025, 2024 and 2023.
As of December 31, 2025, the Company’s estimated intangible amortization expense over the next five years is as follows:

Fiscal Year	Estimated Amortization
2026	$100,271
2027	99,638
2028	96,081
2029	89,951
2030	85,643
The Company’s remaining weighted average amortization period for its outstanding intangibles as of December 31, 2025 was 11.82 years. The remaining weighted average amortization period for each major class as of December 31, 2025 was as follows:

Asset Class	Weighted Average Amortization (years):
Licenses and service agreements	11.99
Trade names	11.53
Non-compete agreements	5.45
Internal-use software	4.77
Intellectual property and know-how	3.03
Customer relationships	2.25
Goodwill
The changes in the Company’s Goodwill as of December 31, 2025 and 2024 were as follows:

	Domestic	International	Total
Balance at December 31, 2023	$551,181	$75,447	$626,628
Acquisitions	—	6,137	6,137
Measurement period adjustment	—	63	63
Effect of exchange rate differences	—	(3,944)	(3,944)
Balance at December 31, 2024	551,181	77,703	628,884
Acquisitions (1)	—	1,328	1,328
Measurement period adjustment	—	(3,984)	(3,984)
Effect of exchange rate differences	—	8,889	8,889
Balance at December 31, 2025	$551,181	$83,936	$635,117

(1) Incurred in connection with an individually immaterial acquisition consummated during the second quarter of 2025 within the Company's international operations.